FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
FINANCIAL RISK MANAGEMENT
 FINANCIAL RISK MANAGEMENT
The partnership recognizes that risk management is an integral part of good management practice.
The partnership is exposed to the following risks as a result of holding financial instruments: capital risk; commodity price risk; liquidity risk; market risk (i.e., interest rate risk and foreign currency risk); and credit risk. The following is a description of these risks and how they are managed:

(a)	Capital Risk Management
The capital structure of our partnership consists of debt, offset by cash, and equity comprised of accumulated gains.

(US$ MILLIONS)	2017	2016
Borrowings	$3,265	$1,551
Cash	(1,106)	(1,050)
Net debt	2,159	501
Total equity	6,064	4,038
Total capital and net debt	$8,223	$4,539
Net debt to capitalization ratio	26%	11%

The partnership manages its debt exposure by financing its operations on a non-recourse basis with prudent levels of debt, ensuring a diversity of funding sources as well as managing its maturity profile. The partnership also borrows in the currency where the asset operates, where possible, in order to hedge its currency risk.
The partnership’s financing plan is to fund its recurring growth capital expenditures with cash flow generated by its operations after maintenance capital expenditure, as well as debt financing that is sized to maintain its credit profile. To fund large scale development projects and acquisitions, our partnership will evaluate a variety of capital sources including proceeds from selling non-core and mature assets, equity and debt financing. The partnership will seek to raise additional equity if our partnership believes it can earn returns on these investments in excess of the cost of the incremental partnership capital.
As disclosed within Note 17, the partnership has various loan facilities in place. In certain cases, the facilities have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. The partnership does not have any market capitalization covenants attached to any of its borrowings, nor does it have any other externally imposed capital requirements.
(b) Commodity Price Risk
Commodity price risk is the risk that the fair value of financial instruments will fluctuate as a result of changes in commodity prices. Certain of our partnership’s operating subsidiaries are exposed to commodity risk. A 10 basis point increase or decrease in commodity prices, as it relates to financial instruments, does not have a material impact on our partnership’s net income.
(c) Liquidity Risk Management
The partnership maintains sufficient financial liquidity to be able to meet on-going operating requirements and to be able to participate in acquisitions. Principal liquidity needs for the next year include, funding recurring expenses, meeting debt service payments, funding required capital expenditures and funding acquisition opportunities as they arise. The operating subsidiaries of our partnership also generate liquidity by accessing capital markets on an opportunistic basis.
The following tables detail the contractual maturities for our partnership’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which our partnership can be required to pay. The tables include both interest and principal cash flows:

	December 31, 2017
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$4,677	$280	$155	$118	$5,230
Interest-bearing liabilities	825	801	1,075	584	3,285
Finance lease liabilities	11	4	2	—	17
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(1)	Excludes $285 million of decommissioning liabilities, other provisions, and post-employment benefits, $17 million of capital leases, and $106 million of loans and notes payable.

	December 31, 2016
(US$ MILLIONS)	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
Non-derivative financial liabilities
Accounts payable and other liabilities (1)	$2,007	$132	$1	$1	$2,141
Interest-bearing liabilities	411	647	510	4	1,572
Finance lease liabilities	8	6	2	—	16
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(1)	Excludes $279 million of decommissioning liabilities, other provisions, and post-employment benefits, $16 million of capital leases, and $21 million of loans and notes payable.
(d) Market Risk
Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by our partnership will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to factors other than interest rates or currency exchange rates, such as changes in equity prices, commodity prices or credit spreads.
Financial instruments held by our partnership that are subject to market risk include other financial assets, borrowings, derivative instruments, such as interest rate and foreign currency contracts, and marketable securities.
The partnership is exposed to price risks arising from marketable securities and other financial assets. As at December 31, 2017 the balance of the portfolio was $461 million (2016: $426 million), a 10% change in the value of the portfolio would impact our equity by $46 million (2016: $43 million) and result in an impact on the consolidated statements of comprehensive income of $46 million (2016: $43 million).
Interest Rate Risk Management
The observable impacts on the fair values and future cash flows of financial instruments that can be directly attributable to interest rate risk include changes in the net income from financial instruments whose cash flows are determined with reference to floating interest rates and changes in the value of financial instruments whose cash flows are fixed in nature. A 10 basis point increase or decrease in the interest rates does not have a material impact on our partnership’s net income.
Foreign Currency Risk Management
Changes in currency rates will impact the carrying value of financial instruments and our partnership’s net investment and cash flows denominated in currencies other than the U.S. dollar. The tables below set out our partnership’s currency exposure at December 31, 2017 and 2016:

	2017
	USD	AUD	GBP	CAD	EUR	BRL	Other	Total
Assets
Current assets	$1,482	$497	$1,871	$1,232	$142	$487	$722	$6,433
Non-current assets	1,655	817	512	2,329	204	3,535	319	9,371
	$3,137	$1,314	$2,383	$3,561	$346	4,022	$1,041	$15,804

Liabilities
Current liabilities	$817	$594	$2,108	$1,294	$81	$306	$490	$5,690
Non-current liabilities	816	78	143	743	28	2,096	146	4,050
	$1,633	$672	$2,251	$2,037	$109	$2,402	$636	$9,740

Non-controlling interest (1)	430	101	4	897	134	1,250	210	3,026
Net investment to the partnership	$1,074	$541	$128	$627	$103	$370	$195	$3,038
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(1)	Relates to the interests of others.

	2016
	USD	AUD	GBP	CAD	EUR	Other	Total
Assets
Current assets	$1,366	$361	$384	$1,197	$62	$706	$4,076
Non-current assets	930	732	51	1,862	162	380	4,117
	$2,296	$1,093	$435	$3,059	$224	$1,086	$8,193

Liabilities
Current liabilities	$345	$434	$419	$860	$25	$473	$2,556
Non-current liabilities	620	74	35	794	27	49	1,599
	$965	$508	$454	$1,654	$52	$522	$4,155

Non-controlling interest (1)	416	99	3	828	114	77	1,537
Net investment to the partnership	$915	$486	$(22)	$577	$58	$487	$2,501
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(1)	Relates to the interests of others.
The partnership is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, our partnership is exposed to foreign currency risk on the net assets of its foreign currency denominated operations. The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the United States dollar is summarized below:

	December 31, 2017
(US$ MILLIONS)	Equity attributable to unitholders - (Originating currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,266	$(88)	$—
Canadian dollar	791	(37)	—
Brazilian real	1,095	(33)	—
Other	484	(9)	(20)

	December 31, 2016
(US$ MILLIONS)	Equity attributable to unitholders - (Originating currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,271	$(55)	$—
Canadian dollar	773	(50)	—
Other	343	(3)	1

	December 31, 2015
(US$ MILLIONS)	Equity attributable to unitholders - (originating Currency)	OCI attributable to unitholders	Net income attributable to unitholders
Australian dollar	$1,115	$(79)	$—
Canadian dollar	701	(50)	—
Other	77	(1)	1

(e) Credit Risk Management
Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. The partnership’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding derivative contracts, loans receivable and credit investments such as corporate bonds.
The partnership assesses the credit worthiness of each counterparty before entering into contracts and ensures that counterparties meet minimum credit quality requirements. The partnership evaluates and monitors counterparty credit risk for derivative financial instruments and endeavours to minimize counterparty credit risk through diversification, collateral arrangements, and other credit risk mitigation techniques. Substantially all of our partnership’s derivative financial instruments involve either counterparties that are banks or other financial institutions. The partnership does not have any significant credit risk exposure to any single counterparty.